CONSOLIDATED STATEMENT OF CHANGES IN EQUITY - GBP (£) £ in Millions		Total	Debt securities	Equity shares	Share capital and premium	Other reserves	Other reserves Debt securities	Other reserves Equity shares	Retained profits	Attributable to ordinary shareholders	Attributable to ordinary shareholders Debt securities	Attributable to ordinary shareholders Equity shares	Other equity instruments	Non- controlling interests
At 1 January at Dec. 31, 2018		£ 50,199			£ 24,835	£ 13,210			£ 5,389	£ 43,434			£ 6,491	£ 274
Comprehensive income
Profit for the year		3,006							2,459	2,459			466	81
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		(1,117)							(1,117)	(1,117)
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:			£ (156)	£ 12			£ (156)	£ 12			£ (156)	£ 12
Gains and losses attributable to own credit risk, net of tax		(306)							(306)	(306)
Movements in cash flow hedging reserve, net of tax		453				453				453
Exchange and other adjustments		(12)				(12)				(12)
Total other comprehensive income for the year, net of tax		(1,126)				297			(1,423)	(1,126)
Total comprehensive income for the year	[1]	1,880				297			1,036	1,333			466	81
Transactions with owners
Dividends (note 43)		(2,450)							(2,312)	(2,312)				(138)
Distributions on other equity instruments		(466)											(466)
Issue of ordinary shares		107			107					107
Share buyback		(1,095)			(189)	189			(1,095)	(1,095)
Redemption of preference shares		0			3	(3)				0
Issue of other equity instruments (note 42)		893							(3)	(3)			896
Redemptions of other equity instruments (note 42)		(1,481)											(1,481)
Movement in treasury shares		(3)							(3)	(3)
Value of employee services:
Share option schemes		71							71	71
Other employee award schemes		165							165	165
Changes in non-controlling interests		(14)							0					(14)
Total transactions with owners		(4,273)			(79)	186			(3,177)	(3,070)			(1,051)	(152)
Realised gains and losses on equity shares held at fair value through other comprehensive income		0				2			(2)	0
At 31 December at Dec. 31, 2019		47,806			24,756	13,695			3,246	41,697			5,906	203
Comprehensive income
Profit for the year		1,387							865	865			453	69
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		113							113	113
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:			(24)	(66)			(24)	(66)			(24)	(66)
Gains and losses attributable to own credit risk, net of tax		(55)							(55)	(55)
Movements in cash flow hedging reserve, net of tax		125				125				125
Exchange and other adjustments		17				17				17
Total other comprehensive income for the year, net of tax		110				52			58	110
Total comprehensive income for the year	[1]	1,497				52			923	975			453	69
Transactions with owners
Dividends (note 43)		(41)							0					(41)
Distributions on other equity instruments		(453)											(453)
Issue of ordinary shares		191			191					191
Movement in treasury shares		293							293	293
Value of employee services:
Share option schemes		48							48	48
Other employee award schemes		74							74	74
Changes in non-controlling interests		(2)							0					(2)
Total transactions with owners		110			191	0			415	606			(453)	(43)
Realised gains and losses on equity shares held at fair value through other comprehensive income		(50)
At 31 December at Dec. 31, 2020		49,413			24,947	13,747			4,584	43,278			5,906	229
Comprehensive income
Profit for the year		5,885							5,355	5,355			429	101
Other comprehensive income
Post-retirement defined benefit scheme remeasurements, net of tax		1,062							1,062	1,062
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:
Movements in revaluation reserve in respect of financial assets held at fair value through other comprehensive income, net of tax:			£ 108	£ 57			£ 108	£ 57			£ 108	£ 57
Gains and losses attributable to own credit risk, net of tax		(52)							(52)	(52)
Movements in cash flow hedging reserve, net of tax		(2,086)				(2,086)				(2,086)
Exchange and other adjustments		(39)				(39)				(39)
Total other comprehensive income for the year, net of tax		(950)				(1,960)			1,010	(950)
Total comprehensive income for the year	[1]	4,935				(1,960)			6,365	4,405			429	101
Transactions with owners
Dividends (note 43)		(970)							(877)	(877)				(93)
Distributions on other equity instruments		(429)											(429)
Issue of ordinary shares		37			37					37
Redemption of preference shares		0			597	(597)
Movement in treasury shares		(13)							(13)	(13)
Value of employee services:
Share option schemes		51							51	51
Other employee award schemes		131							131	131
Changes in non-controlling interests		(3)							(1)	(1)				(2)
Total transactions with owners		(1,196)			634	(597)			(709)	(672)			(429)	(95)
Realised gains and losses on equity shares held at fair value through other comprehensive income		61				(1)			1	0
At 31 December at Dec. 31, 2021		£ 53,152			£ 25,581	£ 11,189			£ 10,241	£ 47,011			£ 5,906	£ 235

[1]	1Total comprehensive income attributable to owners of the parent was £4,834 million (2020: £1,428 million; 2019: £1,799 million).